Income Taxes - Income Tax Allocated to Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income tax benefit/(expense) allocated to net income	$ 85.3	$ (17.8)	$ (0.4)
Income tax (expense)/benefit allocated to other comprehensive income	(9.7)	8.1	2.4
Total other comprehensive income/(loss)	$ 75.6	$ (9.7)	$ 2.0